ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2010	December 31, 2011
Taxes payable	3,963	7,876
Deposits from customers and refundable expenses	7,180	7,399
Accrued professional costs	1,232	1,776
Accrued staff expenses	2,615	3,791
Accrued selling expenses	3,013	846
Others	513	1,188

	18,516	22,876

The accrued selling related expenses primarily represent accrued expenses related to sales commission.